CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net sales
Products	$ 160,688		$ 285,493		$ 251,134
Services	26,040		35,083		40,401
Total net sales	186,728		320,576		291,535
Cost of net sales
Products	95,854		178,463		193,567
Services	22,716		27,779		27,730
Gross profit	68,158		114,334		70,238
Operating expenses:
Selling, general and administrative	52,457		63,857		95,240
Research and development	28,131		30,123		38,044
Amortization of intangible assets	516		1,239		206
Impairment of long lived assets and long term investments	3,043		476
Restructuring	358		2,386		16,018
Net loss (gain) on divestitures	16,239		(4,546)		(5,548)
Total operating expenses	100,744		93,535		143,960
Operating income (loss)	(32,586)		20,799		(73,722)
Interest income	2,612		2,313		2,018
Interest expense	(240)		(252)		(279)
Other income (expense), net	(2,973)		(8,165)		9,808
Income (loss) before income taxes	(33,187)		14,695		(62,175)
Income tax expense	(2,392)		(2,918)		(3,115)
Net income (loss)	(35,579)		11,777		(65,290)
Net loss attributable to noncontrolling interests	1,194		1,610		161
Net income (loss) attributable to UTStarcom Holdings Corp.	(34,385)		13,387		(65,129)
Net income (loss) per share attributable to UTStarcom Holdings Corp.-Basic (in dollars per share)	$ (0.71)	[1]	$ 0.26	[1]	$ (1.43)	[1]
Net income (loss) per share attributable to UTStarcom Holdings Corp.-Diluted (in dollars per share)	$ (0.71)	[1]	$ 0.26	[1]	$ (1.43)	[1]
Weighted average shares outstanding-Basic (in shares)	48,513		51,491		45,686
Weighted average shares outstanding-Diluted (in shares)	48,513		51,641		45,686
Other comprehensive (loss) Income, net of tax
Foreign currency translation adjustment	(3,272)		13,470		(1,425)
Other comprehensive (loss) Income, net of tax	(3,272)		13,470		(1,425)
Comprehensive income (loss)	(38,851)		25,247		(66,715)
Comprehensive loss attributable to noncontrolling interests	1,194		1,610		161
Comprehensive income (loss) attributable to UTStarcom Holding Corp.	$ (37,657)		$ 26,857		$ (66,554)

[1]	Authorized share capital of the company was amended by the consolidation of the existing 750,000,000 Ordinary Shares of US$0.00125 par value each into 250,000,000 Ordinary Shares of US$0.00375 par value each effective from March 21, 2013. The Net income (loss) per share attributable to UTStarcom Holding Corp basic and diluted for 2012, 2011 and 2010 have been recomputed retroactively to reflect the one for three reverse share split.